American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
October 31, 2019

One Choice 2050 Portfolio - Schedule of Investments
OCTOBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 55.7%
Focused Dynamic Growth Fund G Class(2)	71,087	2,109,164
NT Disciplined Growth Fund G Class	2,629,921	33,478,898
NT Equity Growth Fund G Class	8,901,585	119,370,255
NT Growth Fund G Class	5,652,775	102,654,387
NT Heritage Fund G Class	5,463,905	70,812,203
NT Large Company Value Fund G Class	11,943,422	137,946,523
NT Mid Cap Value Fund G Class	7,051,549	87,016,113
NT Small Company Fund G Class	4,250,214	34,214,225
Small Cap Growth Fund G Class	38,085	698,476
Small Cap Value Fund G Class	89,956	690,866
Sustainable Equity Fund G Class	1,404,639	43,038,142
		632,029,252
International Equity Funds — 24.5%
NT Emerging Markets Fund G Class	5,696,451	66,021,861
NT Global Real Estate Fund G Class	2,360,066	27,565,576
NT International Growth Fund G Class	6,766,981	75,248,825
NT International Small-Mid Cap Fund G Class	2,721,298	28,628,053
NT International Value Fund G Class	4,374,465	39,720,138
NT Non-U.S. Intrinsic Value Fund G Class	3,850,940	40,858,472
		278,042,925
Domestic Fixed Income Funds — 14.4%
Inflation-Adjusted Bond Fund G Class	1,898,235	22,304,266
NT Diversified Bond Fund G Class	10,234,489	112,886,413
NT High Income Fund G Class	2,900,411	27,872,946
		163,063,625
International Fixed Income Funds — 5.4%
Emerging Markets Debt Fund G Class	1,629,140	17,040,803
Global Bond Fund G Class	4,205,097	44,321,723
		61,362,526
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $996,864,276)		1,134,498,328
OTHER ASSETS AND LIABILITIES†		857
TOTAL NET ASSETS — 100.0%		$1,134,499,185

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	—	$2,098	—	$11	$2,109	71	—	—
NT Core Equity Plus Fund	$40,732	1,451	$34,316	(7,867)	—	—	$6,044	$1,451
NT Disciplined Growth Fund	34,616	—	1,174	37	33,479	2,630	308	—
NT Equity Growth Fund	121,181	449	2,850	590	119,370	8,902	230	449
NT Growth Fund	102,613	929	1,740	852	102,654	5,653	262	—
NT Heritage Fund	70,965	2,136	261	(2,028)	70,812	5,464	16	—
NT Large Company Value Fund	137,045	1,783	4,483	3,602	137,947	11,943	(41)	819
NT Mid Cap Value Fund	86,917	1,068	3,054	2,085	87,016	7,052	(266)	526
NT Small Company Fund	35,677	1,335	2,937	139	34,214	4,250	(435)	272
Small Cap Growth Fund	—	701	—	(2)	699	38	—	—
Small Cap Value Fund	—	701	—	(10)	691	90	—	—
Sustainable Equity Fund	—	42,921	—	117	43,038	1,405	—	—
NT Emerging Markets Fund	64,832	1,384	2,012	1,818	66,022	5,696	62	—
NT Global Real Estate Fund	26,947	—	1,717	2,336	27,566	2,360	192	—
NT International Growth Fund	74,137	50	1,687	2,749	75,249	6,767	89	—
NT International Small-Mid Cap Fund	27,796	260	250	822	28,628	2,721	4	—
NT International Value Fund	38,746	982	1,140	1,132	39,720	4,374	(107)	—
NT Non-U.S. Intrinsic Value Fund	40,183	457	2,290	2,508	40,858	3,851	108	—
Inflation-Adjusted Bond Fund	22,247	307	455	205	22,304	1,898	9	—
NT Diversified Bond Fund	112,298	8,338	9,302	1,552	112,886	10,234	149	846
NT High Income Fund	27,943	442	351	(161)	27,873	2,900	(12)	435
Emerging Markets Debt Fund	16,770	206	—	65	17,041	1,629	—	206
Global Bond Fund	44,664	1,250	2,146	554	44,322	4,205	60	—
	$1,126,309	$69,248	$72,165	$11,106	$1,134,498	94,133	$6,672	$5,004

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.